ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following:

	December 31
	2022	2021

Trade	29,859	19,809
Notes receivable	2,429	2,302
Less - allowance for credit losses	(1,318)	(1,107)
	30,970	21,004
Less - non-current accounts receivable	(3,973)	(768)
Total current accounts receivable	26,997	20,236